Equity-Based Compensation and Equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award Remaining Award Vesting Value Year One		$ 5,700,000
Share Based Compensation Arrangement By Share Based Payment Award Remaining Award Vesting Value Year Two		$ 400,000
Common stock, shares authorized		3,290,000,000	3,290,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		318,425,182	203,750,000
Common stock, shares outstanding		318,425,182	203,750,000
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0	$ 0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Exercise price per share		$ 0.01
Description of common stock		if, and only if, the last reported closing price of the common stock equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.
Private Placement [Member]
Issuance of common stock to sponsor, Shares		7,333,333
Number of days restriction upon warrants or rights exercisable		30 days
Public Warrants [Member]
Class of warrant, outstanding		11,250,000
Exercise price per share		$ 11.50
Number of days warrants or rights exercisable		30 days
Number of years warrants or rights will expire after the completion of the merger		5 years
Common Class A [Member]
Common stock, shares authorized		3,920,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares issued		318,425,182
Common stock, shares outstanding		318,425,182
Exercise price per share		$ 11.50
Number of days restriction upon warrants or rights exercisable after redemption notice issued		30 days
Proceeds from warrant exercises		$ 0
Description of warrant redemption		at a price of $0.10 per warrant, provided that the warrant holders will be able to exercise their warrants prior to redemption and receive that number of shares of Class A common stock to be determined by reference to a table included in the warrant agreement, based on the redemption date and the fair market value of the Class A common stock;
Description of common stock		if, and only if, the last reported closing price of the common stock equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, reorganizations, reclassifications, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders;
Selling, General and Administrative Expenses [Member]
Compensation expense		$ 13,800,000	$ 1,300,000
Share Based Compensation Gain (Loss)				$ 8,200,000
Share-based Payment Arrangement, Expense		$ 13,800,000	$ 1,300,000
Common Series D Units [Member]
Equity -based compensation , units issued		0	0	0	30,000
Vesting period		5 years
Equity -based compensation ,grant date fair value		$ 300.00	$ 300.00	$ 300.00
Equity -based compensation , fair value end of measurement period		$ 644	$ 184	$ 165
Equity -based compensation ,numbers of units outstanding		30,000
Common Series C Units [Member]
Equity -based compensation , units issued		2,900	21,953	10,830
Description of vesting rights		As the result of an amendment and restatement of the Limited Partnership Agreement, on March 15, 2018, 75% of all Common Series C Units awards are subject to vesting over four fiscal years from their respective issuance date. The remaining 25% of the units vest if and when Topco’s private equity sponsors as of the date of the 2014 Topco Acquisition realize a pre-tax internal rate of return of 20% compounded annually with respect to the Common Series A Units of Topco held by such sponsors.
Compensation expense		$ 62,700,000	$ 0	$ 0
Equity -based compensation ,grant date fair value		$ 201.25	$ 37.90	$ 167.40
Equity -based compensation ,numbers of units outstanding		172,026	174,190	156,975		150,906
Share-based Payment Arrangement, Expense		$ 62,700,000	$ 0	$ 0
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche One [Member]
Vesting percentage		75.00%
Vesting period		4 years
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Two [Member] | 2014 Topco Acquisition [Member]
Vesting percentage		25.00%
Common Series C Units [Member] | Share-based Payment Arrangement, Tranche Three [Member] | Daymon Acquisition [Member]
Vesting period		4 years
Common Series C2 Units [Member]
Equity -based compensation , units issued		2,500	1,425	34,275
Compensation expense		$ 13,300,000	$ 0	$ 0
Equity -based compensation ,grant date fair value		$ 223.00	$ 284.00	$ 652.99
Equity -based compensation ,numbers of units outstanding		32,275	33,400	33,525
Share-based Payment Arrangement, Expense		$ 13,300,000	$ 0	$ 0
Common Series C2 Units [Member] | 2014 Topco Acquisition [Member]
Equity-based compensation ,units authorized		35,000
Performance Shares [Member] | Common Class A [Member] | Topco [Member] | Subsequent Event [Member]
Issuance of common stock to sponsor, Shares	5,000,000